Average Annual Total Returns - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - FidelityCaliforniaMunicipalMoneyMarketFunds-RetailPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund - Return Before Taxes
	Apr. 29, 2025
Average Annual Return:
Past 1 year	2.78%
Since Inception	2.59%	[1]

[1]	A From September 22, 2022 .